Debt Instruments Issued and Other Financial Liabilities - Schedule of Debt Classified (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 6,408,356	$ 6,010,124	$ 5,950,038
Other financial liabilities	12,966	12,400
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	40,933	53,463
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	5,289,084	4,882,341
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,078,339	1,074,320
Long term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	5,756,848	5,315,766
Long term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	33,046	43,029
Long term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	4,645,463	4,220,626
Long term debts [member] | Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,078,339	1,052,111
Short term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	651,508	694,358
Other financial liabilities	12,966	12,400
Short term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	7,887	10,434
Short term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 643,621	661,715
Short term debts [member] | Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued		$ 22,209